Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 11, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 11, 2023
Prospectus Date	rr_ProspectusDate	Nov. 01, 2022
AdvisorShares Dorsey Wright Micro-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AdvisorShares DORSEY WRIGHT MICRO-CAP ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ADVISORSHARES TRUST

AdvisorShares DORSEY WRIGHT MICRO-CAP ETF

NASDAQ Stock Market LLC: DWMC

Supplement dated April 11, 2023 to the

Summary Prospectus, Prospectus, and Statement of Additional Information

dated November 1, 2022

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) for the AdvisorShares Dorsey Wright Micro-Cap ETF (the “Fund”) and should be read in conjunction with those documents.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective June 10, 2023, the Fund’s name will change to AdvisorShares Dorsey Wright Small Company ETF. In addition, the Fund’s non-fundamental investment policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in micro-cap securities will be revised to state that the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small companies.

As a result of these changes, the maximum market capitalization of companies in which the Fund generally invests will increase from $1 billion to $2 billion. Therefore, the “Principal Investment Strategies” section on page 2 of the Fund’s Summary Prospectus and Prospectus will be replaced with the following:

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in U.S.-traded equity securities consisting of common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small companies. Dorsey, Wright & Associates, LLC (the “Sub-Advisor”) generally defines a small company as one having a market capitalization under $2 billion. In choosing small company securities, the Sub-Advisor creates an investable universe of securities consisting of companies included in the lower half of the Russell 2000 Index based on market capitalization and an additional 1,000 companies with low market capitalizations that are not included in the Russell 2000 Index. This universe of investable securities is limited by certain liquidity screens such as a threshold based on a security’s three-month average dollar volume traded.

The Fund’s investment focus follows the Sub-Advisor’s core philosophy of relative strength. Relative strength investing involves buying securities that have appreciated in price more than the other securities in the investment universe and holding those securities until they underperform. The strategy is entirely based on market movement of the securities and there is no company fundamental data involved in the analysis. The Sub-Advisor’s process is systematic and removes emotion from the day-to-day decision making. In implementing the strategy, stock selection is strictly based on identifying the highest ranked securities as measured by the relative strength investment process. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

On page 3 of the Fund’s Summary Prospectus and Prospectus, under “Principal Risks of Investing in the Fund”, the micro-capitalization risk factor will be replaced with the following:

Small- and Micro-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies. These risks are even greater for micro-cap companies.

On page 13 of the Fund’s Prospectus, under “More Information About the Principal Risks of Investing in the Funds”, the micro-capitalization risk factor will be replaced with the following:

Small- and Micro-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies. Security prices of small-cap companies are generally more vulnerable than those of large-cap companies to adverse business and economic developments. The securities of small-cap companies may be thinly traded, making it difficult for the Fund to buy and sell them. In addition, small-cap companies are typically less stable financially than larger, more established companies and may depend on a small number of essential personnel, making them more vulnerable to loss of personnel. Small-cap companies also normally have less diverse product lines than larger companies and are more susceptible to adverse developments concerning their products. These risks are even greater for micro-cap companies. Micro-cap companies are followed by relatively few securities analysts and there tends to be less publicly-available information about them. Micro-capitalization companies may have limited operational histories and new or unproven product lines or may have product lines that are still in development. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements. Micro-cap companies are even more vulnerable to adverse business and market developments.

On page 42 of the SAI, the Fund's non-fundamental policy will be replaced with the following:

The AdvisorShares Dorsey Wright Small Company ETF may not:

Without providing 60 days notice to shareholders, change its investment strategy to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small companies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.